Cash and Cash Equivalents - Schedule of Detailed Information About Cash and Cash Equivalents (Detail) - GBP (£) £ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents	£ 47,800	£ 51,962	£ 65,174	£ 76,972